33. Earnings per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Diluted weighted average number of shares	2,421,065	2,421,018	2,421,075
Number of shares as result of corporate reorganization	2,420,447,019
Plan 2011-2013 and Plan 2014-2016 [Member]
Earnings per share [line items]
Diluted weighted average number of shares	261	537	903